Patents (Tables)	12 Months Ended
Jul. 31, 2013
Accounting Policies [Abstract]
Costs and accumulated amortization of patents
	July 31,
	2013	2012

Patents	$5,657,455	$5,587,790

Less: Accumulated Amortization	3,338,039	2,953,332

Patents, Net	$2,319,416	$2,634,458

Weighted Average Life	8.6 years	9.4 years